COLUMBIA FUNDS SERIES TRUST

Registration Nos. 333-89661; 811-09645

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the “Trust”) that the form of prospectus for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) does not differ from the prospectus contained in Post-Effective Amendment No. 62 under the 1933 Act and Amendment No. 63 under the 1940 Act, the text of which was filed electronically on March 21, 2008.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 1st day of April, 2008.

COLUMBIA FUNDS SERIES TRUST

/s/ Peter T. Fariel
Peter T. Fariel Assistant Secretary